Subsequent events	12 Months Ended
Apr. 30, 2026
Disclosure of non-adjusting events after reporting period [Abstract]
Subsequent events [Text Block]

18. Subsequent events

Exercise and grant of options, DSU, RSUs and share issuance subsequently

On May 19, 2026, pursuant to the Company's Omnibus Equity Incentive Compensation Plan, Vizsla granted to directors, officers and employees 3,908,000 stock options at an exercise price of CAD$5.16 exercisable for a period of five years and vesting over the next two years, 1,849,000 RSUs vesting in three equal instalments on the first anniversary of the grant date and 300,000 DSUs vesting immediately.

Subsequent to April 30, 2026,  a total of 1,784,000 options were exercised at a weighted average exercise price of  CAD $2.24 for proceeds of CAD $3,996 and 733,304 RSUs were exercised and converted to common shares. Subsequent to April 30, 2026, the Company issued 1,190,272 shares in relation to the Santa Fe purchase and option agreements.

Working Capital Facility

Subsequent to the year ended April 30, 2026, on May 26, 2026 Vizsla announced that its subsidiary, Minera Canam, entered into an unsecured MXN$173,000 (approximately $10,000) five-year working capital facility with Mexican government-backed Fideicomiso de Fomento Minero ("FIFOMI"), approved on May 4, 2026. The facility, bearing interest at TIIE plus 4.6681% with a two-year principal grace period, is intended to fund operating and working capital requirements at the Panuco project.

Investment in VROY

On May 14, 2026, VROY announced that it entered into a definitive arrangement agreement with Elemental Royalty Corporation ("Elemental"), pursuant to which Elemental will acquire all of the issued and outstanding common shares of VROY for $239M (CAD$327M). The transaction was subsequently approved by shareholders on July 10, 2026. Elemental received court approval on July 14, 2026. Subject to the satisfaction of customary closing conditions, the transaction is expected to close in August 2026. As a result of the transaction, the Company will no longer hold an investment in VROY.